Reverse Recapitalization (Details Narrative)				1 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 23, 2025 $ / shares shares	Oct. 22, 2025 USD ($) $ / shares shares	Aug. 31, 2025 shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares
Common stock, shares issued	29,377,169		29,199,809					29,377,169	7,709,867	3,600,000
Common stock, shares outstanding	28,938,266		29,199,809					28,938,266	7,264,192
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Face value | $									$ 5,000.0
Prepayment under forward purchase agreement | $								11,005,000
Repayment of promissory notes | $									3,000,000
Related party note payable | $	300,000							300,000
Accounts payable | $	5,012,000							$ 5,012,000	$ 6,537,000
Transaction cost | $	$ 1,873,000		$ 1,873,000
Fusemachines Inc [Member]
Common stock, shares issued			5,950,673
Stock issued for acquisition, shares			29,610,000					29,610
Conversion ratio | $ / shares	$ 0.6580		$ 0.6580					$ 0.6580
Stock issued upon conversion, shares	45,000		45,000,000					45,000
Payments to acquire businesses gross | $								$ 110,000
Accounts payable | $	$ 98,000							$ 98,000
Fusemachines Inc [Member]
Common stock, shares issued			19,214,201
Common stock, shares outstanding			19,214,201
Conversion of common stock			5,950,673
Number of shares issued			7,967,237					45,000
Stock issued for acquisition, shares								29,610
Legacy Fusemachines [Member]
Common stock, shares issued			5,950,673
Conversion of common stock			9,043,234
Common Stock [Member]
Conversion ratio			0.6580
Conversion of common stock			1,897,486
Number of shares issued		588,235	408,639	666,662	7,500	7,500	7,500	745,896
Common stock conversion of non-redeemable								1,976,050
Common stock exercise price | $ / shares					$ 11.50	$ 11.50	$ 11.50
Common Stock [Member] | April 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | June 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | September 2024 Convertible Note [Member]
Warrant to purchase			7,500
Common stock exercise price | $ / shares			$ 11.50
Common Stock [Member] | Fusemachines Inc [Member]
Stock issued in connection with PIPE financing			1,184,000
Face value | $			$ 2,193,000
Prepayment under forward purchase agreement | $			11,005,000
Repayment of promissory notes | $			$ 745,000
Common Stock [Member] | Fusemachines Inc [Member] | Convertible Note Agreement [Member]
Common stock conversion of non-redeemable			5,296,271
Common Stock [Member] | Legacy Fusemachines [Member] | Convertible Note Agreement [Member]
Common stock conversion of non-redeemable			8,048,770
Common Stock [Member] | CSLM Acquisition Corp [Member]
Aggregate shares received			901,955,000
Class A and Class B Ordinary Shares [Member] | Fusemachines Inc [Member]
Common stock conversion of non-redeemable			4,743,750